Note 2 - Risks and Uncertainties (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained Earnings (Accumulated Deficit), Ending Balance	$ (46,026)	$ (41,258)
Net Income (Loss) Attributable to Parent, Total	(4,768)	(6,200)
Net Cash Provided by (Used in) Operating Activities, Total	(3,854)	(2,739)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	9,022	2,449
Working Capital	8,400
Stockholders' Equity Attributable to Parent, Ending Balance	$ 8,448	$ 1,385	$ 268